The Company and its Operations	12 Months Ended
Nov. 30, 2012
The Company and its Operations
The Company and its Operations

1.     The Company and its Operations

        Operations.    We are a leading provider of data storage technology with principal operations in the United Kingdom ("U.K."), the United States of America ("U.S.") and Malaysia. We report our business in two product groups: Enterprise Data Storage Solutions (previously Networked Storage Solutions or NSS) and HDD Capital equipment (previously Storage Infrastructure or SI). Our Enterprise Data Storage Solutions products are primarily hard disk drive based data storage subsystems and solutions which we supply to Original Equipment Manufacturers or OEMs. Our HDD Capital Equipment products include capital process, inspection and test equipment which we supply to the hard disk drive industry. During 2012 the Company changed the title of its operating segments to reflect the markets in which it operates but has not made any other changes to its segment reporting.

        Parent company.    Xyratex Ltd, a company incorporated in Bermuda, is our parent company. In these notes Xyratex Ltd together with its subsidiaries is referred to as the "Company".